Hedging Instruments - Additional Information (Details) € in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2026 EUR (€) Rate	Mar. 31, 2026 USD ($) Rate	Mar. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€) Rate	Dec. 31, 2025 EUR (€)
Cash Flow Hedges
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Hedge ineffectiveness recognized in consolidated statements of operations | $		$ 0	$ 0
Forward Foreign Currency Contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of hedging instrument	€ 1,382,650			€ 970,000	€ 500,000
Purchase of forward foreign currency contracts	€ 925,000
Average exchange rate | Rate	1.18	1.18		1.1